4. NOTES PAYABLE (Details - Notes payable) (USD $)	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Principal Balance	$ 190,000	$ 390,000	$ 321,381
Accrued Interest on notes payable	374,312	374,704
12% Notes Payable [Member]
Principal Balance	185,000	185,000	185,000
Accrued Interest on notes payable	367,687	353,813	326,062
10% Note payable [Member]
Principal Balance	5,000	5,000	5,000
Accrued Interest on notes payable	6,625	6,375	5,875
Directors Notes [Member]
Principal Balance		200,000	0
Accrued Interest on notes payable		14,516	0
Tonaquint Note
Principal Balance		0	131,381
Accrued Interest on notes payable			$ 1,629